Stock-Based Compensation Costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 3,472,760	$ 4,523,668
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	804,739	979,792
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 2,668,021	$ 3,543,876